Organization and Basis of Presentation - Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss (Parenthetical) (Details)
¥ in Thousands, $ in Thousands
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Long-term loans, current portion	¥ 736,814	$ 105,837	¥ 83,720
Non-current loan	880,278	126,444	644,169
Variable Interest Entities
Variable Interest Entity [Line Items]
Long-term loans, current portion	732,213	105,176	56,000
Variable Interest Entities | Long-term Loan, Current Portion
Variable Interest Entity [Line Items]
Long-term loans, current portion	424,000	60,905	46,000
Variable Interest Entities | Long-term Loans
Variable Interest Entity [Line Items]
Non-current loan	¥ 527,000	$ 75,699	¥ 424,000